Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	₩ 5,170,825	₩ 5,952,269
Acquisitions	298,819	542,359
Business combination	26,330
Disposals	(25,319)	(35,970)
Amortization	(431,247)	(356,581)
Impairment loss	(190,088)	(336,996)
Others	59,153	(594,256)
Ending	4,908,473	5,170,825	₩ 5,952,269
Impairment loss on property, plant and equipment	442,700	1,004,704	117,231
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss on property, plant and equipment	118,140
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	1,125,149	1,349,838
Business combination	26,256
Impairment loss	(55,445)	(223,709)
Others	1,849	(980)
Ending	1,097,809	1,125,149	1,349,838
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	2,399,525	2,449,193
Acquisitions	127,479	334,667
Disposals	(6,566)	(18,619)
Amortization	(271,694)	(198,282)
Impairment loss	(2)	(96,475)
Others	30,468	(70,959)
Ending	2,279,210	2,399,525	2,449,193
Premium in rental [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	134,793	118,310
Acquisitions	15,636	36,196
Disposals	(3,326)	(15,675)
Amortization	(181)	(330)
Impairment loss	24	(4,218)
Others	1,132	510
Ending	148,078	134,793	118,310
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	99,163	80,218
Acquisitions	4,484	4,248
Disposals	(35)	(32)
Amortization	(44,418)	(37,305)
Impairment loss	(666)	(411)
Others	35,811	52,445
Ending	94,339	99,163	80,218
Port facilities usage rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	305,081	309,373
Disposals	(4,674)
Amortization	(22,923)	(22,975)
Others	3,914	18,683
Ending	281,398	305,081	309,373
Exploration and evaluation assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	192,130	205,944
Acquisitions	9,642	2,654
Impairment loss	(123,888)	(3,339)
Others	(613)	(13,129)
Ending	77,271	192,130	205,944
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	421,773	466,945
Amortization	(51,768)	(48,499)
Others	4,870	3,327
Ending	374,875	421,773	466,945
Power generation permit [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning		539,405
Others		(539,405)
Ending			539,405
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	493,211	433,043
Acquisitions	141,578	164,594
Business combination	74
Disposals	(10,718)	(1,644)
Amortization	(40,263)	(49,190)
Impairment loss	(10,111)	(8,844)
Others	(18,278)	(44,748)
Ending	₩ 555,493	₩ 493,211	₩ 433,043